RELATED PARTY TRANSACTIONS - Disclosure of information about key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries	$ 899	$ 1,236	$ 916
Severance	0	828	0
Directors' fees	289	241	261
Key Management Compensation	2,605	5,478	2,136
Management [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	1,882	2,556	907
Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	$ (465)	$ 617	$ 52